TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – May 31, 2021 (Unaudited)

Par Value		Value

BANK NOTES - 2.67%
	Financials - 2.67%
$15,000,000	Capital One NA,
	2.250%, 09/13/21	$15,060,002
5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	0.951%, 05/26/22 (a)	5,033,231
2,675,000	3 Month LIBOR USD + 0.950%
	1.143%, 03/29/23 (a)	2,707,225
11,905,000	Fifth Third Bank NA,
	3 Month LIBOR USD + 0.640%
	0.816%, 02/01/22 (a)	11,955,533
3,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	0.765%, 05/18/22 (a)	3,016,707
10,460,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.314%, 07/30/25 (a)	10,459,105
3,300,000	PNC Bank NA,
	3 Month LIBOR USD + 0.450%
	0.634%, 07/22/22 (a)	3,301,712
13,965,000	3 Month LIBOR USD + 0.325%
	0.475%, 02/24/23 (a)	13,994,810
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.741%, 03/09/23 (a)	5,044,236
10,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.590%, 05/23/22 (a)	10,048,393
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.694%, 10/22/21 (a)	5,009,156
13,829,000	3 Month LIBOR USD + 0.660%
	0.845%, 09/09/22 (a)	13,849,373
	Total Bank Notes	99,479,483
	(Cost $99,106,849)

ASSET BACKED SECURITIES* - 0.01%
	Federal National Mortgage Association REMIC - 0.01%
44,283	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.140%
	0.232%, 02/25/32 (a)	43,872
64,416	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.130%
	0.222%, 06/25/32 (a)	62,550
373,021	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.220%
	0.312%, 07/25/32 (a)	364,797
	Total Asset Backed Securities	471,219
	(Cost $481,720)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.58%
	Federal Home Loan Mortgage Corporation REMIC - 2.63%
1,500	Series 1222, Class P
	H15T10Y -0.400%
	1.200%, 03/15/22 (a)(b)	1,495
4,015	Series 1250, Class J
	7.000%, 05/15/22 (b)	4,106

2,354	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.501%, 12/15/22 (a)(c)	2,370
397,852	Series 2977, Class M
	5.000%, 05/15/25 (b)	418,059
1,219,326	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.551%, 08/15/32 (a)(d)	1,235,443
1,255,644	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.451%, 10/15/33 (a)(b)(d)	1,263,048
879,576	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.501%, 08/15/36 (a)	886,975
74,922	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.451%, 10/15/36 (a)	75,505
44,664	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.501%, 12/15/36 (a)	45,110
715,821	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.601%, 06/15/39 (a)(d)	724,216
205,047	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	0.951%, 06/15/39 (a)	210,041
105,959	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.501%, 11/15/39 (a)(c)	106,025
11,481,722	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.601%, 04/15/40 (a)(d)	11,616,193
284,386	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.471%, 03/15/41 (a)	286,908
40,218	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.501%, 05/15/41 (a)	40,643
52,838	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	51,200
1,861,548	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.601%, 12/15/44 (a)(d)	1,887,131
2,276,351	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.601%, 04/15/46 (a)	2,299,681
2,693,882	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.451%, 06/15/47 (a)	2,702,215
3,867,666	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.401%, 08/15/47 (a)(b)	3,869,590
3,124,871	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.451%, 12/15/47 (a)	3,129,021
6,605,939	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.401%, 06/15/48 (a)	6,596,029
7,211,401	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.592%, 09/25/48 (a)(d)	7,275,439
4,139,773	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.551%, 04/15/49 (a)(b)	4,163,802
8,074,653	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.492%, 07/25/49 (a)	8,121,994

4,828,223	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.542%, 09/25/49 (a)	4,861,740
6,767,101	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.542%, 12/25/49 (a)	6,831,777
5,646,634	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)(b)	5,671,821
8,958,155	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/50 (a)	8,993,094
6,060,572	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/50 (a)	6,090,507
8,171,277	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.651%, 02/15/54 (a)(d)	8,280,682
		97,741,860
	Federal National Mortgage Association REMIC - 3.03%
1,268	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	1,272
14,512	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.092%, 08/25/22 (a)	14,511
22,135	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.242%, 02/25/23 (a)(e)	22,336
15,211	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.420%, 03/25/28 (a)	15,142
92,231	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	112,664
83,863	Series 2000-32, Class Z
	7.500%, 10/18/30	100,310
123,977	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/36 (a)	125,097
161,118	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(b)	162,575
176,556	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(b)	178,136
381,381	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.472%, 11/25/36 (a)	384,792
159,837	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.542%, 08/25/37 (a)	161,760
155,533	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.662%, 09/25/37 (a)	158,165
165,390	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.662%, 09/25/37 (a)	168,234
331,504	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.632%, 09/25/37 (a)	336,149
215,088	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/37 (a)	218,801
19,991	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.192%, 10/25/39 (a)	20,623

41,524	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.492%, 11/25/39 (a)(c)	41,541
23,363	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.492%, 11/25/39 (a)(c)	23,373
363,721	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.522%, 11/25/40 (a)(b)	367,125
1,104,393	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.492%, 04/25/41 (a)(b)	1,098,591
363,104	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.542%, 07/25/41 (a)	369,341
378,223	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	402,575
2,617,860	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.642%, 09/25/43 (a)	2,652,105
993,723	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.612%, 12/25/43 (a)	1,002,800
1,485,395	Series 2015-30, Class AB
	3.000%, 05/25/45	1,583,490
3,544,428	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.492%, 09/25/46 (a)	3,581,358
9,047,669	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/46 (a)	9,163,393
2,705,195	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.492%, 05/25/47 (a)	2,717,866
3,398,275	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.442%, 01/25/48 (a)	3,414,998
1,085,198	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.932%, 04/25/48 (a)(d)	1,113,358
6,147,421	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/49 (a)(b)	6,229,939
6,277,664	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.562%, 07/25/49 (a)	6,330,429
1,669,926	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.542%, 07/25/49 (a)	1,684,265
6,790,655	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.542%, 09/25/49 (a)(b)	6,845,066
6,072,185	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/49 (a)(b)	6,112,668
4,985,995	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.542%, 03/25/50 (a)(b)	5,021,247
9,479,848	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.592%, 05/25/50 (a)(b)	9,571,403
8,986,689	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)	9,044,814
19,305,423	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.542%, 06/25/50 (a)	19,581,943

4,377,283	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.492%, 12/25/57 (a)	4,413,526
8,237,532	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.442%, 10/25/58 (a)	8,289,722
		112,837,503
	Government National Mortgage Association - 20.92%
5,320,968	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	0.410%, 04/20/44 (a)	5,307,161
1,527,303	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	0.588%, 11/20/66 (a)	1,520,775
2,000,382	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	0.644%, 12/20/66 (a)	1,997,964
3,244,368	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.630%, 03/20/67 (a)	3,272,817
2,825,958	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.610%, 03/20/67 (a)	2,842,210
7,063,759	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.610%, 05/20/67 (a)	7,115,077
1,491,828	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	0.589%, 08/20/67 (a)	1,476,423
8,496,950	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	0.484%, 01/20/68 (a)	8,421,878
3,746,208	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.510%, 01/20/68 (a)	3,762,668
7,487,465	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	7,411,766
6,914,983	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	0.599%, 08/20/68 (a)	6,848,686
1,818,382	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	0.633%, 10/20/68 (a)	1,805,762
1,286,655	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	0.533%, 10/20/68 (a)	1,272,418
3,891,654	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.660%, 03/20/69 (a)	3,951,294
3,468,915	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.740%, 05/20/69 (a)	3,536,893
6,358,445	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.610%, 05/20/69 (a)	6,414,471
11,628,671	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.550%, 05/20/69 (a)	11,662,721
6,975,564	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.760%, 06/20/69 (a)	6,968,118
3,883,631	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.740%, 09/20/69 (a)	3,962,001
4,536,528	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.810%, 10/20/69 (a)	4,646,624

4,512,128	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.860%, 10/20/69 (a)	4,591,119
8,542,583	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.760%, 11/20/69 (a)	8,723,934
18,089,345	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.710%, 02/20/70 (a)	18,434,602
12,509,144	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.860%, 02/20/70 (a)	12,846,191
8,323,844	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.709%, 03/20/70 (a)	8,483,456
47,365,888	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.390%, 04/20/70 (a)	47,546,281
14,491,512	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.899%, 05/20/70 (a)	14,952,733
14,352,462	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.649%, 06/20/70 (a)	14,592,107
5,587,320	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.599%, 07/20/70 (a)	5,643,492
17,939,813	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.629%, 07/20/70 (a)	18,208,257
18,693,635	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.149%, 09/20/70 (a)	19,609,842
29,633,363	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.549%, 09/20/70 (a)	29,958,574
12,358,174	Series 2020-H22, Class HF
	2.311%, 10/20/70 (a)	13,366,128
14,768,916	Series 2021-H01, Class F
	1 Month LIBOR USD + 0.400%
	0.499%, 11/20/70 (a)	14,874,213
25,012,782	Series 2021-H04, Class FD
	30-day Average SOFR + 1.150%
	1.160%, 12/20/70 (a)	26,535,150
14,976,269	Series 2021-H03, Class JF
	30-day Average SOFR + 1.250%
	1.260%, 01/20/71 (a)	16,012,303
14,114,646	Series 2021-H03, Class ML
	2.252%, 01/20/71 (a)	15,316,703
23,008,333	Series 2021-H03, Class FJ
	30-day Average SOFR + 1.150%
	1.160%, 02/20/71 (a)	24,274,304
25,744,408	Series 2021-H04, Class FC
	30-day Average SOFR + 1.150%
	1.160%, 02/20/71 (a)	27,304,759
20,042,470	Series 2021-H04, Class FB
	30-day Average SOFR + 1.200%
	1.210%, 02/20/71 (a)	21,378,616
15,716,531	Series 2021-H04, Class BF
	30-day Average SOFR + 0.600%
	0.610%, 02/20/71 (a)	16,102,545
16,577,495	Series 2021-H04, Class FA
	30-day Average SOFR + 1.250%
	1.260%, 02/20/71 (a)	17,700,854

19,938,051	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.560%, 02/20/71 (a)	20,309,824
28,278,812	Series 2021-H05, Class FK
	30-day Average SOFR + 0.730%
	0.740%, 03/20/71 (a)	29,207,675
25,102,920	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.760%, 03/20/71 (a)	25,872,415
25,037,754	Series 2021-H06, Class LF
	30-day Average SOFR + 1.500%
	1.510%, 03/20/71 (a)	27,234,706
37,184,911	Series 2021-H05, Class FJ
	30-day Average SOFR + 0.750%
	0.760%, 03/20/71 (a)	38,161,521
30,000,000	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	0.950%, 04/20/71 (a)	31,246,875
30,000,000	Series 2021-H08, Class FP
	1.510%, 04/20/71 (a)	32,025,000
28,703,471	Series 2021-H08, Class NF
	1.510%, 04/20/71 (a)	31,215,025
25,026,553	Series 2021-H06, Class PF
	30-day Average SOFR + 1.500%
	1.510%, 04/20/71 (a)	27,271,773
24,659,778	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.910%, 04/20/71 (a)	25,662,403
		778,861,107
	Total Collateralized Mortgage Obligations	989,440,470
	(Cost $983,447,073)

MORTGAGE-BACKED OBLIGATIONS - 7.48%
	Federal Home Loan Mortgage Corporation - 0.00%
7,282	6 Month LIBOR USD + 1.625%
	1.875%, 11/01/22 (a)	7,358
2,094	6 Month LIBOR USD + 1.095%
	1.348%, 11/01/22 (a)	2,099
7,837	6 Month LIBOR USD + 2.233%
	2.482%, 10/01/24 (a)	7,883
185,130	H15T3Y + 2.541%
	3.313%, 08/01/28 (a)	185,750
37,365	H15T1Y + 1.920%
	3.045%, 05/01/31 (a)	37,858
		240,948
	Federal Home Loan Mortgage Corporation Gold - 0.00%
1,323	3.500%, 10/01/22	1,413
196	4.500%, 07/01/23	205
		1,618
	Federal National Mortgage Association - 7.18%
405	H15T1Y + 2.000%
	6.750%, 02/01/22 (a)	406
56,555	5.000%, 03/01/27	58,861
16,042	COFI + 1.250%
	2.297%, 07/01/27 (a)	16,120
40,351	COFI + 1.500%
	4.684%, 01/01/29 (a)	41,245
6,508	COFI + 1.500%
	4.668%, 02/01/29 (a)	6,657
5,000,000	1 Month LIBOR USD + 0.520%
	0.627%, 05/01/29 (a)	4,997,840
5,000,000	1 Month LIBOR USD + 0.580%
	0.687%, 06/01/29 (a)	4,998,086
17,544	COFI + 1.841%
	2.249%, 08/01/29 (a)	17,554
20,000,000	1 Month LIBOR USD + 0.600%
	0.707%, 06/01/30 (a)	19,992,744

20,000,000	1 Month LIBOR USD + 0.590%
	0.697%, 07/01/30 (a)	19,992,444
31,131,000	30-day Average SOFR + 0.390%
	0.400%, 12/01/30 (a)	31,118,816
27,350,000	30-day Average SOFR + 0.420%
	0.430%, 01/01/31 (a)	27,340,719
16,500,000	30-day Average SOFR + 0.380%
	0.390%, 01/01/31 (a)	16,493,324
30,870,000	30-day Average SOFR + 0.350%
	0.360%, 01/01/31 (a)	30,856,071
34,270,000	30-day Average SOFR + 0.390%
	0.400%, 01/01/31 (a)	34,256,707
23,790,000	30-day Average SOFR + 0.370%
	0.380%, 01/01/31 (a)	23,779,841
27,375,000	30-day Average SOFR + 0.420%
	0.430%, 01/01/31 (a)	27,365,491
20,100,000	30-day Average SOFR + 0.250%
	0.260%, 04/01/31 (a)	20,086,707
41,647	12 Month LIBOR USD + 1.755%
	2.380%, 07/01/32 (a)	41,843
7,900	6.000%, 08/01/32	8,880
161,987	H15T1Y + 2.625%
	2.850%, 09/01/32 (a)	162,080
15,490	12 Month LIBOR USD + 1.225%
	1.725%, 01/01/33 (a)	15,620
16,441	H15T1Y + 2.227%
	2.600%, 06/01/33 (a)	17,424
267,399	COFI + 1.250%
	4.597%, 08/01/33 (a)	299,107
1,099	6.000%, 11/01/33	1,282
142,792	H15T1Y + 2.062%
	2.187%, 04/01/34 (a)	152,355
378,335	COFI + 1.250%
	1.658%, 08/01/34 (a)	374,563
27,393	6.000%, 09/01/34	30,821
811	6.000%, 10/01/34	909
156,838	12 Month LIBOR USD + 1.735%
	2.557%, 07/01/37 (a)	166,111
94,258	6.500%, 11/01/37	100,885
22,029	6.000%, 06/01/38	24,942
8,933	6.000%, 09/01/38	10,429
18,081	6.000%, 09/01/38	20,386
6,033	6.000%, 11/01/38	6,774
1,601	6.000%, 10/01/39	1,795
1,668,489	12 Month LIBOR USD + 1.704%
	2.240%, 07/01/40 (a)	1,757,292
1,766,153	12 Month LIBOR USD + 1.755%
	2.369%, 02/01/42 (a)	1,863,815
321,948	12 Month LIBOR USD + 1.743%
	2.373%, 05/01/42 (a)	338,991
316,380	COFI + 1.250%
	1.658%, 08/01/44 (a)	313,013
		267,128,950
	Government National Mortgage Association - 0.30%
8,852	7.000%, 04/15/26	9,532
75,098	H15T1Y + 2.000%
	3.375%, 04/20/34 (a)	75,644
291,205	H15T1Y + 1.500%
	2.875%, 06/20/34 (a)	304,685
429,640	H15T1Y + 1.500%
	2.250%, 08/20/34 (a)	448,281
21,492	H15T1Y + 1.500%
	2.875%, 05/20/42 (a)	22,452
17,775	H15T1Y + 1.500%
	2.875%, 06/20/42 (a)	18,564

97,685	H15T1Y + 1.500%
	2.250%, 07/20/42 (a)	101,717
10,319	H15T1Y + 1.500%
	2.125%, 10/20/42 (a)	10,742
19,181	H15T1Y + 1.500%
	2.125%, 12/20/42 (a)	19,957
1,761,171	12 Month LIBOR USD + 1.719%
	2.081%, 11/20/68 (a)	1,902,433
4,128,153	12 Month LIBOR USD + 1.843%
	2.376%, 06/20/69 (a)	4,494,815
3,568,313	12 Month LIBOR USD + 1.528%
	2.067%, 09/20/69 (a)	3,819,011
		11,227,833
	Total Mortgage-Backed Obligations	278,599,349
	(Cost $278,409,765)

AGENCY DEBENTURES - 0.05%
	Other Agency Debentures - 0.05%
1,750,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	0.447%, 11/01/24 (a)(f)(g)	1,750,000
	Total Agency Debentures	1,750,000
	(Cost $1,750,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 29.43%
	FHLMC, Multifamily Structured Pass Through Certificates
915,330	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.467%, 02/25/24 (a)(d)	916,166
262,346	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.497%, 07/25/24 (a)(d)	261,875
3,361,117	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.447%, 06/25/25 (a)(d)	3,368,983
9,285,278	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.617%, 11/25/25 (a)(d)	9,336,726
6,035,686	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.587%, 04/25/26 (a)(d)	6,057,596
8,099,291	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	0.807%, 02/25/27 (a)(d)	8,182,589
487,648	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.477%, 03/25/27 (a)(d)	488,147
8,589,576	Series K-F81, Class AL
	1 Month LIBOR USD + 0.360%
	0.467%, 06/25/27 (a)(d)	8,647,187
3,340,391	Series K-F81, Class AS
	30-day Average SOFR + 0.400%
	0.410%, 06/25/27 (a)(d)	3,349,880
1,651,261	Series K-F86, Class AS
	30-day Average SOFR + 0.320%
	0.330%, 08/25/27 (a)(d)	1,655,160
45,000,000	Series K-F107, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 03/25/28 (a)(c)(d)	45,045,184
3,453,970	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.507%, 07/25/28 (a)(d)	3,472,158
3,202,299	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.527%, 09/25/28 (a)(d)	3,232,507

2,631,928	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.667%, 11/25/28 (a)(d)	2,661,516
9,886,685	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.627%, 07/25/29 (a)(d)	9,975,027
4,914,519	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.627%, 07/25/29 (a)(d)	4,940,429
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.757%, 08/25/29 (a)(d)	10,015,232
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.767%, 09/25/29 (a)(d)	5,019,456
19,482,789	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.707%, 11/25/29 (a)(c)(d)	19,618,278
15,000,000	Series K-L06, Class AFL
	1 Month LIBOR USD + 0.370%
	0.477%, 12/25/29 (a)(d)	15,120,558
9,953,494	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.617%, 12/25/29 (a)(d)	10,016,683
4,479,072	Series K-F75, Class AS
	SOFR + 0.550%
	0.560%, 12/25/29 (a)(d)	4,542,208
19,831,836	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.707%, 01/25/30 (a)(d)	19,989,535
19,831,836	Series K-F76, Class AS
	SOFR + 0.610%
	0.620%, 01/25/30 (a)(d)	19,930,321
20,000,000	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	0.907%, 03/25/30 (a)(d)	20,225,766
25,000,000	Series K-S14, Class AS
	30-day Average SOFR + 0.370%
	0.380%, 04/25/30 (a)(d)	25,082,622
29,186,500	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.590%, 05/25/30 (a)(d)	29,326,350
13,863,587	Series K-F79, Class AL
	1 Month LIBOR USD + 0.470%
	0.577%, 05/25/30 (a)(d)	13,988,339
16,500,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.477%, 06/25/30 (a)(d)	16,555,154
12,250,000	Series K-F82, Class AS
	30-day Average SOFR + 0.420%
	0.430%, 06/25/30 (a)(d)	12,324,856
25,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.467%, 06/25/30 (a)(d)	25,230,425
21,948,258	Series K-F84, Class AL
	1 Month LIBOR USD + 0.300%
	0.407%, 07/25/30 (a)(d)	22,010,205
30,000,000	Series K-F87, Class AL
	1 Month LIBOR USD + 0.350%
	0.457%, 08/25/30 (a)	30,074,970
48,158,994	Series K-F89, Class AS
	30-day Average SOFR + 0.370%
	0.380%, 09/25/30 (a)(d)	48,332,087
25,000,000	Series K-F88, Class AS
	30-day Average SOFR + 0.350%
	0.360%, 09/25/30 (a)(d)	25,089,290

32,500,000	Series K-F88, Class AL
	1 Month LIBOR USD + 0.330%
	0.437%, 09/25/30 (a)(d)	32,583,154
42,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.390%, 09/25/30 (a)(d)	42,267,973
21,995,793	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.390%, 10/25/30 (a)(d)	22,075,431
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.437%, 10/25/30 (a)(d)	22,558,669
30,000,000	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.407%, 11/25/30 (a)(d)	30,062,172
36,500,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 12/25/30 (a)(d)	36,500,000
33,000,000	Series K-F98, Class AS
	30-day Average SOFR + 0.210%
	0.220%, 12/25/30 (a)(d)	32,954,196
50,000,000	Series K-F99, Class AS
	30-day Average SOFR + 0.200%
	0.210%, 12/25/30 (a)(d)	50,045,475
50,000,000	Series K-F106, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 01/25/31 (a)(d)	50,045,275
8,000,000	Series K-F102, Class AS
	30-day Average SOFR + 0.200%
	0.210%, 01/25/31 (a)(c)(d)	7,988,757
50,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.250%, 01/25/31 (a)(d)	50,024,820
47,500,000	Series K-F104, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 01/25/31 (a)(d)	47,542,897
50,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 02/25/31 (a)(d)	50,044,910
65,000,000	Series K-F108, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 02/25/31 (a)(d)	65,058,552
47,500,000	Series K-F109, Class AS
	30-day Average SOFR + 0.240%
	0.250%, 03/25/31 (a)(d)	47,533,449
23,800,000	Series K-F110, Class AS
	30-day Average SOFR + 0.240%
	0.250%, 03/25/31 (a)(d)	23,816,577
157,362	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	0.606%, 04/25/24 (a)	157,680
	Total U.S. Government-Backed Obligations	1,095,343,452
	(Cost $1,092,245,645)

REPURCHASE AGREEMENTS - 33.68%
75,000,000	RBC Capital Markets, 0.290%, Dated 05/28/2021, matures 07/02/2021, repurchase price $75,021,146
	(collateralized by $68,120,000 par amount of Domestic Municipal Securities
	of 2.888% to 5.000% due 03/01/30 to 09/01/50, total market value $78,330,365)	75,000,000
49,200,000	Amherst Pierpoint Securities, 0.493%, Dated 05/24/2021, matures 06/03/2021, repurchase price
	$49,400,376 (collateralized by $49,033,123 par amount of GNMA securities of 2.000% to 2.500%, due 06/20/51,
	total market value $50,388,383)	49,200,000
189,630,000	Amherst Pierpoint Securities, 0.493%, Dated 05/24/2021, matures 06/17/2021, repurchase price
	$190,169,843 (collateralized by $187,834,452 par amount of GNMA securities of 2.000% to 3.500%, due 06/20/36
	to 06/20/51, total market value $193,973,240)	189,630,000
71,682,000	Amherst Pierpoint Securities, 0.492%, Dated 05/25/2021, matures 06/18/2021, repurchase price
	$71,817,463 (collateralized by $71,886,288 par amount of a GNMA security of 2.000%, due 06/20/51,
	total market value $73,253,812)	71,682,000

128,163,000	Amherst Pierpoint Securities, 0.493%, Dated 05/24/2021, matures 06/18/2021, repurchase price
$128,635,976 (collateralized by $128,753,261 par amount of GNMA securities of 2.000% to 3.000%, due 06/20/36
	to 06/20/51, total market value $131,208,695)	128,163,000
669,830,000	INTL FCStone Financial, Inc., 0.100%, Dated 05/28/2021, matures 06/01/2021, repurchase price
$669,837,443 (collateralized by $993,354,101 par amount of Government Agencies, United States Treasury Bills,
GNMA, FNMA, and FHLMC securities of 0.000% to 9.500% due 06/28/21 to 04/20/71, total market
	value $679,638,245)	669,830,000
70,000,000	Amherst Pierpoint Securities, 0.460%, Dated 05/07/2021, matures 08/05/2021, repurchase price
$70,080,500 (collateralized by $96,873,291 par amount of Government Agengies, GNMA, FNMA, and FHLMC
	securities of 0.000% to 3.500%, due 07/15/29 to 12/20/70, total market value $71,705,839)	70,000,000
	Total Repurchase Agreements	1,253,505,000
(Cost $1,253,505,000)
	Total Investments - 99.90%	3,718,588,973
(Cost $3,708,946,052)
	Net Other Assets and Liabilities - 0.10%	3,611,106
	Net Assets - 100.00%	$3,722,200,079

* See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has PAC (Planned Amortization Class) collateral.
(c) The security has Sequential collateral.
(d) The security has Structured collateral.
(e) The security has Support collateral.
(f)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2021, this security amounted to $1,750,000 or 0.05% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g) Illiquid security. The total market value of this security was $1,750,000, representing 0.05% of net assets.

Explanation of Abbreviations and Acronyms:
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
COFI	The 11th District Cost of Funds Index is a monthly weighted average of the interest rates paid on checking and savings accounts offered by financial institutions operating in Arizona, California, and Nevada.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
H15T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – May 31, 2021 (Unaudited)

Par Value		Value

BANK NOTES - 5.17%
	Financials - 5.17%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,007,500
4,000,000	BBVA USA,
	2.500%, 08/27/24	4,223,774
19,430,000	Capital One Bank USA NA,
	SOFR + 0.616%
	2.014%, 01/27/23 (a)	19,634,998
3,998,000	Citibank NA,
	3 Month LIBOR USD + 0.570%
	0.743%, 07/23/21 (a)	3,999,925
1,421,000	3.650%, 01/23/24	1,540,631
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,509,889
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	0.836%, 02/01/22 (a)	2,008,555
4,900,000	1.250%, 03/10/23	4,982,476
7,000,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.314%, 07/30/25 (a)	6,999,401
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,031,119
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,865,875
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.590%, 05/23/22 (a)	5,024,197
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.694%, 10/22/21 (a)	5,009,156
5,000,000	3.550%, 08/14/23	5,346,598
	Total Bank Notes	74,184,094
	(Cost $73,772,735)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.64%
	Federal Home Loan Mortgage Corporation REMIC - 0.99%
5,492	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.501%, 12/15/22 (a)(b)	5,531
90,245	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	94,604
86,555	Series 1980, Class Z
	7.000%, 07/15/27 (b)	98,457
1,041,731	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.451%, 10/15/33 (a)(c)(d)	1,047,873
847,987	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.101%, 08/15/35 (a)	873,407
445,087	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.501%, 08/15/36 (a)	448,831

1,324,663	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.501%, 08/15/36 (a)	1,335,806
1,122,592	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.701%, 09/15/37 (a)	1,142,208
307,490	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.651%, 09/15/37 (a)	312,767
449,268	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.601%, 06/15/39 (a)(c)	454,537
105,180	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.501%, 11/15/39 (a)(b)	105,245
178,438	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.471%, 03/15/41 (a)	180,021
42,102	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	40,796
952,959	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.451%, 11/15/43 (a)	960,283
1,447,870	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.601%, 12/15/44 (a)(c)	1,467,768
1,389,812	Series 4784, Class PK
	3.500%, 06/15/45 (d)	1,419,894
3,554,907	Series 4968, Class NP
	6.500%, 04/25/50 (d)	4,192,828
		14,180,856
	Federal National Mortgage Association REMIC - 2.78%
44	Series G92-44, Class Z
	8.000%, 07/25/22	44
2,240,671	Series 2013-57, Class DK
	3.500%, 06/25/33	2,448,395
179,441	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.492%, 06/25/36 (a)	181,061
208,898	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.492%, 08/25/36 (a)(d)	210,768
119,878	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.542%, 08/25/37 (a)	121,320
19,955	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.492%, 11/25/39 (a)(b)	19,963
41,249	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.492%, 11/25/39 (a)(b)	41,266
143,738	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.522%, 11/25/40 (a)(d)	145,084
361,572	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.492%, 04/25/41 (a)(d)	359,673
318,983	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	334,011

303,370	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	322,903
847,462	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.592%, 07/25/42 (a)	857,092
2,241,854	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/43 (a)	2,283,999
3,393,703	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.692%, 10/25/43 (a)	3,457,236
3,823,595	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.492%, 09/25/46 (a)	3,863,433
4,184,033	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.592%, 11/25/46 (a)	4,237,549
2,705,195	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.492%, 05/25/47 (a)	2,717,866
2,838,338	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.442%, 01/25/48 (a)	2,852,305
842,449	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.932%, 04/25/48 (a)(c)	864,310
9,629,697	Series 2020-18, Class KD
	6.500%, 03/25/50	11,323,693
3,156,237	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.442%, 10/25/58 (a)	3,176,233
		39,818,204
	Government National Mortgage Association - 9.87%
13,093,279	Series 2020-176, Class MT
	5.000%, 11/20/50	15,152,900
2,825,958	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.610%, 03/20/67 (a)	2,842,210
3,244,368	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.630%, 03/20/67 (a)	3,272,817
3,746,208	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.510%, 01/20/68 (a)	3,762,668
6,745,113	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	6,680,751
7,487,465	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	7,411,766
6,975,564	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.760%, 06/20/69 (a)	6,968,118
23,682,944	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.390%, 04/20/70 (a)	23,773,141
4,830,275	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	0.739%, 05/20/70 (a)	4,937,404

13,562,741	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.560%, 02/20/71 (a)	13,815,638
12,667,483	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.760%, 03/20/71 (a)	13,055,787
25,000,000	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	0.950%, 04/20/71 (a)	26,039,063
13,337,231	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.910%, 04/20/71 (a)	13,879,500
		141,591,763
	Total Collateralized Mortgage Obligations	195,590,823
	(Cost $194,128,424)

MORTGAGE-BACKED OBLIGATIONS - 32.52%
	Federal Home Loan Mortgage Corporation - 1.47%
65,041	12 Month LIBOR USD + 1.840%
	2.333%, 11/01/34 (a)	65,876
2,207,366	3.000%, 11/01/34	2,332,713
126,975	H15T1Y+ 2.250%
	2.467%, 08/01/35 (a)	135,107
167,753	12 Month LIBOR USD + 1.768%
	2.122%, 05/01/36 (a)	175,052
99,299	12 Month LIBOR USD + 1.890%
	2.265%, 03/01/42 (a)	105,101
3,450,778	3.000%, 02/01/47	3,673,708
14,437,467	2.000%, 01/01/51	14,644,419
		21,131,976
	Federal Home Loan Mortgage Corporation Gold - 1.16%
1,095	3.500%, 10/01/22	1,170
4,793,173	2.000%, 12/01/31	4,972,919
51,394	5.000%, 08/01/35	58,645
8,796	5.000%, 12/01/35	10,088
2,117,793	3.000%, 01/01/37	2,234,283
2,291,580	3.000%, 02/01/37	2,417,614
3,019,924	3.500%, 02/01/37	3,247,114
74,477	5.000%, 03/01/37	84,990
2,738,647	3.500%, 03/01/37	2,944,404
156,972	5.000%, 05/01/37	180,274
142,519	5.000%, 02/01/38	163,728
42,913	5.000%, 03/01/38	48,444
36,530	5.000%, 09/01/38	41,915
125,747	5.000%, 12/01/38	144,315
83,096	5.000%, 01/01/39	95,377
		16,645,280
	Federal National Mortgage Association - 10.51%
4,460,571	2.544%, 08/01/22 (a)	4,529,211
10,546,234	2.435%, 08/01/26	11,249,181
45,244	5.000%, 03/01/27	47,089
28,472	7.000%, 08/01/28	28,584
22,427	7.000%, 08/01/28	22,516
42,995	7.000%, 11/01/28	46,071
5,233,000	1 Month LIBOR USD + 0.520%
	0.627%, 05/01/29 (a)	5,230,740
10,000,000	1 Month LIBOR USD + 0.590%
	0.697%, 07/01/30 (a)	9,996,222

25,000,000	30-day Average SOFR + 0.420%
	0.430%, 01/01/31 (a)	24,991,517
25,000,000	30-day Average SOFR + 0.420%
	0.430%, 01/01/31 (a)	24,991,316
9,583	7.000%, 02/01/32	10,724
71,636	2.500%, 02/01/32	75,107
68,938	7.000%, 05/01/32	76,502
25,478	H15T1Y+ 2.235%
	2.360%, 05/01/32 (a)	25,416
166,351	H15T1Y+ 2.625%
	2.850%, 09/01/32 (a)	166,447
8,074	7.000%, 09/01/32	8,140
4,908,604	4.000%, 04/01/33	5,288,502
207,357	H15T1Y+ 2.215%
	2.604%, 07/01/33 (a)	219,745
133,450	12 Month LIBOR USD + 1.537%
	2.037%, 11/01/33 (a)	133,943
173,820	H15T1Y+ 2.215%
	2.340%, 12/01/33 (a)	174,686
1,587,208	4.500%, 01/01/34	1,712,182
771,649	4.500%, 01/01/34	832,229
182,953	12 Month LIBOR USD + 1.544%
	1.794%, 04/01/34 (a)	184,638
70,430	H15T1Y+ 2.185%
	2.524%, 08/01/34 (a)	71,307
609	6.000%, 09/01/34	708
80,235	12 Month LIBOR USD + 1.664%
	2.164%, 10/01/34 (a)	84,567
4,772,534	3.000%, 01/01/35	5,033,345
4,662,443	3.500%, 01/01/35	4,982,917
4,507,462	2.500%, 03/01/35	4,724,967
31,986	12 Month LIBOR USD + 1.574%
	1.949%, 03/01/35 (a)	32,104
2,937,892	3.000%, 04/01/35	3,098,877
50,634	12 Month LIBOR USD + 1.720%
	2.095%, 04/01/35 (a)	50,585
143,851	H15T1Y+ 2.313%
	2.438%, 05/01/35 (a)	153,597
105,398	12 Month LIBOR USD + 1.413%
	1.842%, 05/01/35 (a)	109,560
2,035,969	4.000%, 06/01/35	2,209,122
57,589	6 Month LIBOR USD + 1.412%
	1.662%, 06/01/35 (a)	57,857
69,325	6 Month LIBOR USD + 1.498%
	1.748%, 08/01/35 (a)	70,143
197,927	12 Month LIBOR USD + 1.750%
	2.596%, 08/01/35 (a)	209,331
99,870	12 Month LIBOR USD + 2.435%
	3.060%, 09/01/35 (a)	102,518
133,381	H15T1Y+ 2.085%
	2.286%, 10/01/35 (a)	134,341
307,371	12 Month LIBOR USD + 1.557%
	2.069%, 11/01/35 (a)	310,574
18,349,962	3.000%, 01/01/36	19,384,768
104,437	12 Month LIBOR USD + 1.737%
	2.112%, 03/01/36 (a)	105,238
208,915	12 MTA + 2.528%
	2.701%, 04/01/36 (a)	225,456
1,647,820	4.500%, 12/01/38	1,787,734

4,909,916	4.000%, 09/01/39	5,275,490
39,328	5.000%, 10/01/39	44,786
413,933	12 Month LIBOR USD + 1.743%
	2.373%, 05/01/42 (a)	435,846
193,026	12 Month LIBOR USD + 1.700%
	2.519%, 06/01/42 (a)	202,782
162,183	12 Month LIBOR USD + 1.685%
	2.185%, 10/01/42 (a)	167,752
422,573	12 Month LIBOR USD + 1.580%
	2.268%, 12/01/44 (a)	439,782
1,418,928	12 Month LIBOR USD + 1.610%
	3.153%, 04/01/47 (a)	1,486,774
1,315,615	12 Month LIBOR USD + 1.608%
	3.101%, 09/01/47 (a)	1,377,755
4,655,510	4.500%, 06/01/48	5,023,955
1,421,042	3.500%, 04/01/49	1,500,693
1,666,635	4.000%, 05/01/49	1,779,897
		150,715,836
	Government National Mortgage Association - 2.12%
23,668	H15T1Y+ 1.500%
	2.875%, 05/20/42 (a)	24,725
20,227	H15T1Y+ 1.500%
	2.875%, 06/20/42 (a)	21,125
108,189	H15T1Y+ 1.500%
	2.250%, 07/20/42 (a)	112,654
11,742	H15T1Y+ 1.500%
	2.125%, 10/20/42 (a)	12,224
21,456	H15T1Y+ 1.500%
	2.125%, 12/20/42 (a)	22,325
25,000,000	3.500%, 06/21/21 TBA (e)	26,259,278
3,620,245	12 Month LIBOR USD + 1.528%
	2.067%, 09/20/69 (a)	3,874,591
		30,326,922
	Uniform Mortgage Backed Securities - 17.26%
25,000,000	3.500%, 06/14/21 TBA (e)	26,388,183
60,000,000	1.500%, 06/17/21 TBA (e)	60,738,281
100,000,000	2.000%, 06/17/21 TBA (e)	103,324,218
25,000,000	2.500%, 06/17/21 TBA (e)	26,100,586
30,000,000	2.500%, 07/14/21 TBA (e)	30,992,578
		247,543,846
	Total Mortgage-Backed Obligations	466,363,860
	(Cost $463,749,125)

MUNICIPAL BONDS - 0.47%
	City of New Orleans LA Sewerage Service Revenue
400,000	0.589%, 06/01/24	398,339
500,000	0.808%, 06/01/25	496,490
500,000	0.958%, 06/01/26	491,934
	City of New Orleans LA Water System Revenue
500,000	0.465%, 12/01/23	499,261
500,000	0.858%, 12/01/25	496,023
315,000	1.008%, 12/01/26	309,451
	City of New York NY
4,000,000	1.216%, 08/01/26	3,993,977
	Total Municipal Bonds	6,685,475
	(Cost $6,780,163)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 42.42%
	FHLMC, Multifamily Structured Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,388,363
402,065	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	409,588
915,330	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.467%, 02/25/24 (a)(c)	916,166
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,313,493
2,470,527	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,545,346
15,000,000	Series K-729, Class A2
	3.136%, 10/25/24 (b)(c)	16,165,375
20,000,000	Series K-731, Class A2
	3.600%, 02/25/25 (a)(b)(c)	21,778,278
11,030,000	Series K-048, Class A2
	3.284%, 06/25/25 (a)(b)(c)	12,088,130
1,815,376	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.447%, 06/25/25 (a)(c)	1,819,625
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	11,028,914
10,000,000	Series K-050, Class A2
	3.334%, 08/25/25 (a)(b)(c)	11,003,728
6,250,000	Series K-054, Class A2
	2.745%, 01/25/26 (b)(c)	6,757,819
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,542,346
3,000,000	Series K-055, Class A2
	2.673%, 03/25/26 (b)(c)	3,238,269
6,500,000	Series K-061, Class A2
	3.347%, 11/25/26 (a)(b)(c)	7,261,893
387,876	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.527%, 12/25/26 (a)(c)	388,318
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,508,032
20,000,000	Series K-J26, Class A2
	2.606%, 07/25/27 (b)(c)	21,530,962
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,364,698
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,613,936
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.717%, 10/25/28 (a)(c)	7,816,057
1,073,934	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,187,850
6,141,165	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.667%, 11/25/28 (a)(c)	6,210,203
4,201,929	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.647%, 02/25/29 (a)(c)	4,229,002
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,733,745
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.767%, 09/25/29 (a)(c)	5,019,457

4,931,949	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	5,136,971
9,728,833	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.590%, 05/25/30 (a)(c)	9,775,450
7,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.467%, 06/25/30 (a)(c)	7,064,519
13,000,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.477%, 06/25/30 (a)(c)	13,043,455
30,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.390%, 09/25/30 (a)(c)	30,191,409
21,995,793	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.390%, 10/25/30 (a)(c)	22,075,431
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.437%, 10/25/30 (a)(c)	22,558,669
20,000,000	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.407%, 11/25/30 (a)(c)	20,041,448
15,000,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 12/25/30 (a)(c)	15,000,000
25,000,000	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.250%, 01/25/31 (a)(c)	25,012,410
25,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.260%, 02/25/31 (a)(c)	25,022,455
	FNMA
1,943,118	Series 2013-M6, Class 2A
	2.527%, 03/25/23 (a)	2,009,897
17,930,186	Series 2017-M1, Class A2
	2.419%, 10/25/26 (a)(b)	19,191,444
1,954,801	Series 2018-M1, Class A1
	2.985%, 12/25/27 (a)(b)	2,086,777
	GNMA
24,917,263	Series 2021-051, Class AC
	1.500%, 03/16/55 (b)	25,067,397
24,963,289	Series 2021-065, Class AB
	1.500%, 03/16/59 (b)	25,090,672
24,919,553	Series 2021-040, Class AD
	1.500%, 05/16/61 (b)	25,110,352
24,925,891	Series 2021-052, Class A
	1.500%, 05/16/61 (b)	25,068,781
24,926,131	Series 2021-071, Class AB
	1.750%, 09/16/61 (b)	25,234,512
14,219,658	Series 2021-068, Class AB
	1.500%, 12/16/61 (b)	14,286,814
19,913,136	Series 2021-028, Class AJ
	1.500%, 01/16/62 (b)	19,886,112
19,706,141	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	20,245,145
19,816,015	Series 2020-159, Class AJ
	2.200%, 10/16/62 (a)(b)	20,329,620

9,927,723	Series 2020-197, Class AJ
	1.900%, 10/16/62 (b)	10,058,533
	Total U.S. Government-Backed Obligations	608,447,866
	(Cost $604,837,535)

REPURCHASE AGREEMENTS - 24.74%
354,810,000	INTL FCStone Financial, Inc., 0.100%, Dated 05/28/2021, matures 06/01/2021,
	repurchase price $354,813,942 (collateralized by $473,260,106 par
	amount of Government Agencies, United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of 0.000% to 9.500% due 06/08/21 to 04/20/71, total
	market value $360,493,360)	354,810,000
	Total Repurchase Agreements	354,810,000
	(Cost $354,810,000)

REGISTERED INVESTMENT COMPANY - 0.03%
500,735	First American Government Obligations Fund - Class X
	0.026%, 12/01/31 (f)	500,735
	Total Registered Investment Company	500,735
	(Cost $500,735)
	Total Investments - 118.99%	1,706,582,853
	(Cost $1,698,578,717)
	Net Other Assets and Liabilities - (18.99)%	(272,322,889)
	Net Assets - 100.00%	$1,434,259,964

	(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

	(b) The security has Sequential collateral.
	(c) The security has Structured collateral.
	(d) The security has PAC (Planned Amortization Class) collateral.
	(e) Represents or includes a TBA (To Be Announced) transaction.
	(f) Seven day yield as of May 31, 2021.

Explanation of Abbreviations and Acronyms:
12 MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2021 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1    – quoted prices in active markets for identical securities
Level 2    – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3    – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2021 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 5/31/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$99,479,483	$-	$99,479,483	$-
Asset Backed Securities	471,219	-	471,219	-
Collateralized Mortgage Obligations	989,440,470	-	989,440,470	-
Mortgage-Backed Obligations	278,599,349	-	278,599,349	-
Agency Debentures	1,750,000	-	-	1,750,000
U.S. Government-Backed Obligations	1,095,343,452	-	1,095,343,452	-
Repurchase Agreements	1,253,505,000	-	1,253,505,000	-
	$3,718,588,973	$-	$3,716,838,973	$1,750,000

	Short Duration Portfolio
	Total Market Value at 5/31/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$74,184,094	$-	$74,184,094	$-
Collateralized Mortgage Obligations	195,590,823	-	195,590,823	-
Mortgage-Backed Obligations	466,363,860	-	466,363,860	-
Municipal Bonds	6,685,475	-	6,685,475	-
U.S. Government-Backed Obligations	608,447,866	-	608,447,866	-
Repurchase Agreements	354,810,000	-	354,810,000	-
Registered Investment Company	500,735	500,735	-	-
	$1,706,582,853	$500,735	$1,706,082,118	$-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2021:
	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2020	2,250,000
Gross sales	(500,000)
Fair Value, as of May 31, 2021	1,750,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2021, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $273,803,124 respectively.

E. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021 and indicated a desire to phase out LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid 2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. Regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offered Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), but global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related instruments, and reduced effectiveness of hedging strategies, adversely affecting a Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolios. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.